UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q

MARCH 31, 2007

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited)	March 31, 2007

Shares	Security	Value

COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY — 10.3%
Auto Components — 0.2%
6,911	Goodyear Tire & Rubber Co. *	$215,554
7,586	Johnson Controls Inc.	717,787

	Total Auto Components	933,341

Automobiles — 0.4%
72,415	Ford Motor Co.	571,354
21,785	General Motors Corp.	667,493
9,871	Harley-Davidson Inc.	579,921

	Total Automobiles	1,818,768

Distributors — 0.1%
6,519	Genuine Parts Co.	319,431

Diversified Consumer Services — 0.1%
5,287	Apollo Group Inc., Class A Shares *	232,100
12,407	H&R Block Inc.	261,043

	Total Diversified Consumer Services	493,143

Hotels, Restaurants & Leisure — 1.6%
16,979	Carnival Corp.	795,636
5,575	Darden Restaurants Inc.	229,634
7,181	Harrah’s Entertainment Inc.	606,435
14,813	Hilton Hotels Corp.	532,676
13,017	International Game Technology	525,627
12,569	Marriott International Inc., Class A Shares	615,378
46,188	McDonald’s Corp.	2,080,769
28,821	Starbucks Corp. *	903,827
8,246	Starwood Hotels & Resorts Worldwide Inc.	534,753
3,331	Wendy’s International Inc.	104,260
7,257	Wyndham Worldwide Corp. *	247,827
10,075	Yum! Brands Inc.	581,932

	Total Hotels, Restaurants & Leisure	7,758,754

Household Durables — 0.6%
2,487	Black & Decker Corp.	202,989
4,519	Centex Corp.	188,804
10,498	D.R. Horton Inc.	230,956
5,814	Fortune Brands Inc.	458,259
2,495	Harman International Industries Inc.	239,720
2,892	KB HOME	123,402
6,777	Leggett & Platt Inc.	153,634
5,258	Lennar Corp., Class A Shares	221,940
10,611	Newell Rubbermaid Inc.	329,896
8,097	Pulte Homes Inc.	214,247
2,239	Snap-on Inc.	107,696
3,157	Stanley Works	174,771
3,010	Whirlpool Corp.	255,579

	Total Household Durables	2,901,893

Internet & Catalog Retail — 0.2%
11,945	Amazon.com Inc. *	475,292
8,334	IAC/InterActiveCorp. *	314,275

	Total Internet & Catalog Retail	789,567

Leisure Equipment & Products — 0.2%
3,484	Brunswick Corp.	110,966
11,113	Eastman Kodak Co.	250,709
6,179	Hasbro Inc.	176,843
15,186	Mattel Inc.	418,678

	Total Leisure Equipment & Products	957,196

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Media — 3.4%
28,326	CBS Corp., Class B Shares	$866,492
19,154	Clear Channel Communications Inc.	671,156
119,361	Comcast Corp., Class A Shares *	3,097,418
29,729	DIRECTV Group Inc. *	685,848
2,534	Dow Jones & Co. Inc.	87,347
3,220	E.W. Scripps Co., Class A Shares	143,870
9,012	Gannett Co. Inc.	507,285
17,891	Interpublic Group of Cos. Inc. *	220,238
13,622	McGraw-Hill Cos. Inc.	856,551
1,491	Meredith Corp.	85,569
5,413	New York Times Co., Class A Shares	127,260
90,045	News Corp., Class A Shares	2,081,840
6,426	Omnicom Group Inc.	657,894
146,437	Time Warner Inc.	2,887,738
6,716	Tribune Co.	215,651
26,556	Viacom Inc., Class B Shares *	1,091,717
78,607	Walt Disney Co.	2,706,439

	Total Media	16,990,313

Multiline Retail — 1.2%
4,127	Big Lots Inc. *	129,092
2,375	Dillard’s Inc., Class A Shares	77,734
12,023	Dollar General Corp.	254,286
5,766	Family Dollar Stores Inc.	170,789
20,156	Federated Department Stores Inc.	908,028
8,657	J.C. Penney Co. Inc.	711,259
12,493	Kohl’s Corp. *	957,089
8,794	Nordstrom Inc.	465,554
3,187	Sears Holdings Corp. *	574,170
33,007	Target Corp.	1,955,995

	Total Multiline Retail	6,203,996

Specialty Retail — 1.9%
3,388	Abercrombie & Fitch Co., Class A Shares	256,404
5,773	AutoNation Inc. *	122,619
1,903	AutoZone Inc. *	243,850
10,875	Bed Bath & Beyond Inc. *	436,849
15,451	Best Buy Co. Inc.	752,773
5,445	Circuit City Stores Inc.	100,896
20,252	Gap Inc.	348,537
78,326	Home Depot Inc.	2,877,697
13,222	Limited Brands Inc.	344,565
58,443	Lowe’s Cos. Inc.	1,840,370
10,698	Office Depot Inc. *	375,928
2,841	OfficeMax Inc.	149,834
5,229	RadioShack Corp.	141,340
4,284	Sherwin-Williams Co.	282,915
27,503	Staples Inc.	710,678
5,186	Tiffany & Co.	235,859
17,498	TJX Cos. Inc.	471,746

	Total Specialty Retail	9,692,860

Textiles, Apparel & Luxury Goods — 0.4%
14,191	Coach Inc. *	710,259
4,171	Jones Apparel Group Inc.	128,175
3,973	Liz Claiborne Inc.	170,243
7,253	NIKE Inc., Class B Shares	770,704
2,344	Polo Ralph Lauren Corp.	206,624
3,449	V.F. Corp.	284,956

	Total Textiles, Apparel & Luxury Goods	2,270,961

	TOTAL CONSUMER DISCRETIONARY	51,130,223

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

CONSUMER STAPLES — 9.4%
Beverages — 2.0%
29,223	Anheuser-Busch Cos. Inc.	$1,474,593
3,033	Brown-Forman Corp., Class B Shares	198,844
77,306	Coca-Cola Co.	3,710,688
10,629	Coca-Cola Enterprises Inc.	215,237
8,080	Constellation Brands Inc., Class A Shares *	171,134
1,804	Molson Coors Brewing Co., Class B Shares	170,694
5,028	Pepsi Bottling Group Inc.	160,343
62,856	PepsiCo Inc.	3,995,127

	Total Beverages	10,096,660

Food & Staples Retailing — 2.4%
17,356	Costco Wholesale Corp.	934,447
59,093	CVS Corp.	2,017,435
27,049	Kroger Co.	764,134
16,920	Safeway Inc.	619,949
8,000	SUPERVALU Inc.	312,560
23,650	Sysco Corp.	800,080
94,379	Wal-Mart Stores Inc.	4,431,094
38,411	Walgreen Co.	1,762,681
5,331	Whole Foods Market Inc.	239,095

	Total Food & Staples Retailing	11,881,475

Food Products — 1.1%
25,062	Archer-Daniels-Midland Co.	919,776
8,293	Campbell Soup Co.	323,012
19,388	ConAgra Foods Inc.	482,955
4,903	Dean Foods Co. *	229,166
13,297	General Mills Inc.	774,151
12,540	H.J. Heinz Co.	590,885
6,630	Hershey Co.	362,396
9,547	Kellogg Co.	491,002
4,988	McCormick & Co. Inc., Non Voting Shares	192,138
28,152	Sara Lee Corp.	476,332
9,735	Tyson Foods Inc., Class A Shares	188,956
8,334	Wm. Wrigley Jr. Co.	424,451

	Total Food Products	5,455,220

Household Products — 2.1%
5,799	Clorox Co.	369,338
19,689	Colgate-Palmolive Co.	1,315,028
17,481	Kimberly-Clark Corp.	1,197,274
121,062	Procter & Gamble Co.	7,646,276

	Total Household Products	10,527,916

Personal Products — 0.2%
16,998	Avon Products Inc.	633,346
4,466	Estee Lauder Cos. Inc., Class A Shares	218,164

	Total Personal Products	851,510

Tobacco — 1.6%
80,542	Altria Group Inc.	7,072,393
6,593	Reynolds American Inc.	411,469
6,209	UST Inc.	359,998

	Total Tobacco	7,843,860

	TOTAL CONSUMER STAPLES	46,656,641

ENERGY — 9.9%
Energy Equipment & Services — 1.8%
12,217	Baker Hughes Inc.	807,910
11,189	BJ Services Co.	312,173

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Energy Equipment & Services — 1.8% (continued)
5,864	ENSCO International Inc.	$319,002
38,356	Halliburton Co.	1,217,419
10,675	Nabors Industries Ltd. *	316,727
6,729	National-Oilwell Varco Inc. *	523,449
5,188	Noble Corp.	408,192
4,260	Rowan Cos. Inc.	138,322
45,180	Schlumberger Ltd.	3,121,938
7,650	Smith International Inc.	367,583
11,261	Transocean Inc. *	920,024
12,974	Weatherford International Ltd. *	585,127

	Total Energy Equipment & Services	9,037,866

Oil, Gas & Consumable Fuels — 8.1%
17,682	Anadarko Petroleum Corp.	759,972
12,674	Apache Corp.	896,052
15,750	Chesapeake Energy Corp.	486,360
83,396	Chevron Corp.	6,167,968
63,021	ConocoPhillips (a)	4,307,485
6,938	CONSOL Energy Inc.	271,484
17,058	Devon Energy Corp.	1,180,755
26,626	El Paso Corp.	385,278
9,364	EOG Resources Inc.	668,028
218,438	Exxon Mobil Corp.	16,481,147
10,368	Hess Corp.	575,113
4,127	Kinder Morgan Inc.	439,319
13,274	Marathon Oil Corp.	1,311,870
7,201	Murphy Oil Corp.	384,533
32,183	Occidental Petroleum Corp.	1,586,944
10,051	Peabody Energy Corp.	404,452
24,095	Spectra Energy Corp.	632,976
4,625	Sunoco Inc.	325,785
23,185	Valero Energy Corp.	1,495,201
22,793	Williams Cos. Inc.	648,689
14,035	XTO Energy Inc.	769,258

	Total Oil, Gas & Consumable Fuels	40,178,669

	TOTAL ENERGY	49,216,535

FINANCIALS — 21.3%
Capital Markets — 3.6%
9,163	Ameriprise Financial Inc.	523,574
29,111	Bank of New York Co. Inc.	1,180,451
4,596	Bear Stearns Cos. Inc.	691,009
39,284	Charles Schwab Corp.	718,504
16,324	E*TRADE Financial Corp. *	346,395
3,417	Federated Investors Inc., Class B Shares	125,472
6,425	Franklin Resources Inc.	776,333
15,787	Goldman Sachs Group Inc.	3,262,068
7,217	Janus Capital Group Inc.	150,908
5,047	Legg Mason Inc.	475,478
20,190	Lehman Brothers Holdings Inc.	1,414,713
16,043	Mellon Financial Corp.	692,095
33,954	Merrill Lynch & Co. Inc.	2,773,023
40,811	Morgan Stanley	3,214,274
7,247	Northern Trust Corp.	435,835
12,769	State Street Corp.	826,793
10,122	T. Rowe Price Group Inc.	477,657

	Total Capital Markets	18,084,582

Commercial Banks — 4.0%
20,795	BB&T Corp.	853,011
6,055	Comerica Inc.	357,972
7,166	Commerce Bancorp Inc.	239,201
5,032	Compass Bancshares Inc.	346,202

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Commercial Banks — 4.0% (continued)
21,367	Fifth Third Bancorp.	$826,689
4,810	First Horizon National Corp.	199,759
9,079	Huntington Bancshares Inc.	198,376
15,244	KeyCorp	571,193
2,979	M&T Bank Corp.	345,058
9,795	Marshall & Ilsley Corp.	453,606
22,826	National City Corp.	850,268
13,272	PNC Financial Services Group Inc.	955,186
28,100	Regions Financial Corp.	993,897
13,672	SunTrust Banks Inc.	1,135,323
12,471	Synovus Financial Corp.	403,312
68,061	U.S. Bancorp	2,380,093
73,128	Wachovia Corp.	4,025,696
130,460	Wells Fargo & Co.	4,491,738
4,232	Zions Bancorporation	357,689

	Total Commercial Banks	19,984,269

Consumer Finance — 0.9%
45,761	American Express Co.	2,580,920
15,758	Capital One Financial Corp.	1,189,099
15,801	SLM Corp.	646,261

	Total Consumer Finance	4,416,280

Diversified Financial Services — 5.5%
171,591	Bank of America Corp.	8,754,573
1,338	Chicago Mercantile Exchange	712,431
7,425	CIT Group Inc.	392,931
188,094	Citigroup Inc.	9,656,746
133,303	JPMorgan Chase & Co.	6,449,199
9,002	Moody’s Corp.	558,664
10,209	Principal Financial Group Inc.	611,213

	Total Diversified Financial Services	27,135,757

Insurance — 4.6%
12,540	ACE Ltd.	715,532
18,847	AFLAC Inc.	886,940
23,746	Allstate Corp.	1,426,185
3,938	Ambac Financial Group Inc.	340,204
99,814	American International Group Inc.	6,709,497
11,452	Aon Corp.	434,718
15,681	Chubb Corp.	810,237
6,680	Cincinnati Financial Corp.	283,232
16,848	Genworth Financial Inc., Class A Shares	588,669
12,311	Hartford Financial Services Group Inc.	1,176,685
10,580	Lincoln National Corp.	717,218
17,318	Loews Corp.	786,757
21,275	Marsh & McLennan Cos. Inc.	623,145
5,150	MBIA Inc.	337,273
28,828	MetLife Inc.	1,820,488
28,573	Progressive Corp.	623,463
18,000	Prudential Financial Inc.	1,624,680
4,050	SAFECO Corp.	269,042
3,760	Torchmark Corp.	246,618
25,834	Travelers Cos. Inc.	1,337,426
13,121	UnumProvident Corp.	302,177
7,011	XL Capital Ltd., Class A Shares	490,490

	Total Insurance	22,550,676

Real Estate Investment Trusts (REITs) — 1.3%
3,724	Apartment Investment and Management Co., Class A Shares	214,838
8,383	Archstone-Smith Trust	455,029
3,008	Avalonbay Communities Inc.	391,040
4,565	Boston Properties Inc.	535,931

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 1.3% (continued)
7,091	CB Richard Ellis Group Inc., Class A Shares *	$242,371
4,878	Developers Diversified Realty Corp.	306,826
11,224	Equity Residential	541,334
19,983	Host Marriott Corp.	525,753
8,673	Kimco Realty Corp.	422,722
6,791	Plum Creek Timber Co. Inc.	267,701
9,854	ProLogis	639,820
4,708	Public Storage Inc.	445,706
8,505	Simon Property Group Inc.	946,181
5,004	Vornado Realty Trust	597,177

	Total Real Estate Investment Trusts (REITs)	6,532,429

Real Estate Management & Development — 0.1%
8,391	Realogy Corp. *	248,458

Thrifts & Mortgage Finance — 1.3%
22,637	Countrywide Financial Corp.	761,509
37,136	Fannie Mae	2,026,883
26,596	Freddie Mac	1,582,196
18,974	Hudson City Bancorp Inc.	259,564
3,128	MGIC Investment Corp.	184,302
13,859	Sovereign Bancorp Inc.	352,573
34,120	Washington Mutual Inc.	1,377,765

	Total Thrifts & Mortgage Finance	6,544,792

	TOTAL FINANCIALS	105,497,243

HEALTH CARE — 11.7%
Biotechnology — 1.3%
44,806	Amgen Inc. *	2,503,759
7,102	Applera Corp. - Applied Biosystems Group	210,006
13,057	Biogen Idec Inc. *	579,470
14,490	Celgene Corp. *	760,145
10,051	Genzyme Corp. *	603,261
17,833	Gilead Sciences Inc. *	1,364,225
9,138	MedImmune Inc. *	332,532

	Total Biotechnology	6,353,398

Health Care Equipment & Supplies — 1.9%
2,061	Bausch & Lomb Inc.	105,441
24,939	Baxter International Inc.	1,313,537
9,404	Becton, Dickinson & Co.	723,074
9,455	Biomet Inc.	401,743
45,127	Boston Scientific Corp. *	656,147
3,973	C.R. Bard Inc.	315,893
5,946	Hospira Inc. *	243,191
44,196	Medtronic Inc.	2,168,256
2,082	Millipore Corp. *	150,883
13,172	St. Jude Medical Inc. *	495,399
11,444	Stryker Corp.	758,966
16,511	Thermo Fisher Scientific Inc. *	771,889
4,866	Varian Medical Systems Inc. *	232,059
3,907	Waters Corp. *	226,606
9,130	Zimmer Holdings Inc. *	779,793

	Total Health Care Equipment & Supplies	9,342,877

Health Care Providers & Services — 2.3%
19,806	Aetna Inc.	867,305
7,252	AmerisourceBergen Corp.	382,543
15,363	Cardinal Health Inc.	1,120,731
3,770	CIGNA Corp.	537,828
6,136	Coventry Health Care Inc. *	343,923
5,232	Express Scripts Inc. *	422,327
6,381	Humana Inc. *	370,226
7,561	IMS Health Inc.	224,259

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Health Care Providers & Services — 2.3% (continued)

4,667	Laboratory Corp. of America Holdings *	$338,964
2,810	Manor Care Inc.	152,752
11,391	McKesson Corp.	666,829
11,055	Medco Health Solutions Inc. *	801,819
5,361	Patterson Cos. Inc. *	190,262
6,120	Quest Diagnostics Inc.	305,204
18,305	Tenet Healthcare Corp. *	117,701
51,920	UnitedHealth Group Inc.	2,750,203
23,504	WellPoint Inc. *	1,906,174

	Total Health Care Providers & Services	11,499,050

Life Sciences Tools & Services — 0.0%
4,689	PerkinElmer Inc.	113,568

Pharmaceuticals — 6.2%
59,222	Abbott Laboratories	3,304,588
5,924	Allergan Inc.	656,498
4,093	Barr Pharmaceuticals Inc. *	189,710
77,506	Bristol-Myers Squibb Co.	2,151,566
37,865	Eli Lilly & Co.	2,033,729
12,199	Forest Laboratories Inc. *	627,517
111,072	Johnson & Johnson	6,693,199
9,399	King Pharmaceuticals Inc. *	184,878
83,147	Merck & Co. Inc.	3,672,603
9,377	Mylan Laboratories Inc.	198,230
271,988	Pfizer Inc.	6,870,417
57,098	Schering-Plough Corp.	1,456,570
3,947	Watson Pharmaceuticals Inc. *	104,319
51,715	Wyeth	2,587,301

	Total Pharmaceuticals	30,731,125

	TOTAL HEALTH CARE	58,040,018

INDUSTRIALS — 10.8%
Aerospace & Defense — 2.5%
30,291	Boeing Co.	2,693,173
15,572	General Dynamics Corp.	1,189,701
4,854	Goodrich Corp.	249,884
30,746	Honeywell International Inc.	1,416,161
4,821	L-3 Communications Holdings Inc.	421,693
13,656	Lockheed Martin Corp.	1,324,905
13,442	Northrop Grumman Corp.	997,665
17,124	Raytheon Co.	898,325
6,521	Rockwell Collins Inc.	436,450
38,217	United Technologies Corp.	2,484,105

	Total Aerospace & Defense	12,112,062

Air Freight & Logistics — 0.9%
6,610	C.H. Robinson Worldwide Inc.	315,628
11,774	FedEx Corp.	1,264,881
2,345	Ryder System Inc.	115,702
40,894	United Parcel Service Inc., Class B Shares	2,866,669

	Total Air Freight & Logistics	4,562,880

Airlines — 0.1%
30,552	Southwest Airlines Co.	449,114

Building Products — 0.2%
6,723	American Standard Cos. Inc.	356,454
14,860	Masco Corp.	407,164

	Total Building Products	763,618

Commercial Services & Supplies — 0.5%
9,755	Allied Waste Industries Inc. *	122,815
3,509	Avery Dennison Corp.	225,488

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Commercial Services & Supplies — 0.5% (continued)

5,212	Cintas Corp.	$188,153
4,815	Equifax Inc.	175,507
4,931	Monster Worldwide Inc. *	233,582
8,446	Pitney Bowes Inc.	383,364
8,376	R.R. Donnelley & Sons Co.	306,478
6,530	Robert Half International Inc.	241,675
20,511	Waste Management Inc.	705,784

	Total Commercial Services & Supplies	2,582,846

Construction & Engineering — 0.1%
3,408	Fluor Corp.	305,766

Electrical Equipment — 0.4%
7,010	Cooper Industries Ltd., Class A Shares	315,380
30,613	Emerson Electric Co.	1,319,114
6,355	Rockwell Automation Inc.	380,474

	Total Electrical Equipment	2,014,968

Industrial Conglomerates — 3.8%
28,166	3M Co.	2,152,727
394,655	General Electric Co.	13,955,001
4,847	Textron Inc.	435,261
75,884	Tyco International Ltd.	2,394,140

	Total Industrial Conglomerates	18,937,129

Machinery — 1.6%
24,719	Caterpillar Inc.	1,656,915
2,030	Cummins Inc.	293,782
9,179	Danaher Corp.	655,839
8,668	Deere & Co.	941,691
7,845	Dover Corp.	382,914
5,635	Eaton Corp.	470,861
15,870	Illinois Tool Works Inc.	818,892
11,874	Ingersoll-Rand Co., Ltd., Class A Shares	514,975
7,002	ITT Industries Inc.	422,361
9,528	PACCAR Inc.	699,355
4,762	Pall Corp.	180,956
4,447	Parker Hannifin Corp.	383,821
3,982	Terex Corp. *	285,748

	Total Machinery	7,708,110

Road & Rail — 0.7%
13,787	Burlington Northern Santa Fe Corp.	1,108,888
16,823	CSX Corp.	673,761
15,231	Norfolk Southern Corp.	770,689
10,391	Union Pacific Corp.	1,055,206

	Total Road & Rail	3,608,544

Trading Companies & Distributors — 0.0%
2,754	W. W. Grainger Inc.	212,719

	TOTAL INDUSTRIALS	53,257,756

INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.6%
4,512	ADC Telecommunications Inc. *	75,531
17,276	Avaya Inc. *	204,030
3,260	Ciena Corp. *	91,117
231,810	Cisco Systems Inc. *	5,918,109
60,318	Corning Inc. *	1,371,631
8,070	JDS Uniphase Corp. *	122,906
21,847	Juniper Networks Inc. *	429,949
91,539	Motorola Inc.	1,617,494
63,575	QUALCOMM Inc.	2,712,110

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Communications Equipment — 2.6% (continued)

16,918	Tellabs Inc. *	$167,488

	Total Communications Equipment	12,710,365

Computers & Peripherals — 3.7%
33,067	Apple Inc. *	3,072,255
87,182	Dell Inc. *	2,023,494
81,157	EMC Corp. *	1,124,024
102,719	Hewlett-Packard Co.	4,123,141
58,056	International Business Machines Corp.	5,472,359
3,721	Lexmark International Inc., Class A Shares *	217,530
6,898	NCR Corp. *	329,517
14,291	Network Appliance Inc. *	521,907
6,006	QLogic Corp. *	102,102
8,700	SanDisk Corp. *	381,060
138,193	Sun Microsystems Inc. *	830,540

	Total Computers & Peripherals	18,197,929

Electronic Equipment & Instruments — 0.2%
15,553	Agilent Technologies Inc. *	523,981
7,050	Jabil Circuit Inc.	150,940
5,511	Molex Inc.	155,410
20,718	Sanmina-SCI Corp. *	74,999
34,650	Solectron Corp. *	109,148
3,064	Tektronix Inc.	86,282

	Total Electronic Equipment & Instruments	1,100,760

Internet Software & Services — 1.4%
43,561	eBay Inc. *	1,444,047
8,355	Google Inc., Class A Shares *	3,827,927
9,378	VeriSign Inc. *	235,575
46,931	Yahoo! Inc. *	1,468,471

	Total Internet Software & Services	6,976,020

IT Services — 1.2%
3,784	Affiliated Computer Services Inc., Class A Shares *	222,802
21,053	Automatic Data Processing Inc.	1,018,965
5,488	Cognizant Technology Solutions Corp., Class A Shares *	484,426
6,600	Computer Sciences Corp. *	344,058
5,241	Convergys Corp. *	133,174
19,790	Electronic Data Systems Corp.	547,787
6,207	Fidelity National Information Services Inc.	282,170
28,899	First Data Corp.	777,383
6,501	Fiserv Inc. *	344,943
12,947	Paychex Inc.	490,303
5,159	Sabre Holdings Corp., Class A Shares	168,957
13,252	Unisys Corp. *	111,715
29,473	Western Union Co.	646,932

	Total IT Services	5,573,615

Office Electronics — 0.1%
36,144	Xerox Corp. *	610,472

Semiconductors & Semiconductor Equipment — 2.3%
21,279	Advanced Micro Devices Inc. *	277,904
13,640	Altera Corp.	272,663
12,834	Analog Devices Inc.	442,645
53,585	Applied Materials Inc.	981,677
18,054	Broadcom Corp., Class A Shares *	578,992
221,331	Intel Corp.	4,234,062
7,697	KLA-Tencor Corp.	410,404
11,464	Linear Technology Corp.	362,148
15,414	LSI Logic Corp. *	160,922
12,238	Maxim Integrated Products Inc.	359,797
28,859	Micron Technology Inc. *	348,617

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.3% (continued)

10,800	National Semiconductor Corp.	$260,712
4,780	Novellus Systems Inc. *	153,056
13,526	NVIDIA Corp. *	389,278
8,007	PMC-Sierra Inc. *	56,129
7,292	Teradyne Inc. *	120,610
55,397	Texas Instruments Inc.	1,667,450
12,646	Xilinx Inc.	325,381

	Total Semiconductors & Semiconductor Equipment	11,402,447

Software — 3.2%
22,584	Adobe Systems Inc. *	941,753
8,912	Autodesk Inc. *	335,091
7,907	BMC Software Inc. *	243,457
15,740	CA Inc.	407,823
6,926	Citrix Systems Inc. *	221,840
12,613	Compuware Corp. *	119,697
11,899	Electronic Arts Inc. *	599,234
13,093	Intuit Inc. *	358,225
330,720	Microsoft Corp.	9,217,166
13,187	Novell Inc. *	95,210
153,143	Oracle Corp. *	2,776,483
35,484	Symantec Corp. *	613,873

	Total Software	15,929,852

	TOTAL INFORMATION TECHNOLOGY	72,501,460

MATERIALS — 3.0%
Chemicals — 1.5%
8,310	Air Products & Chemicals Inc.	614,608
2,117	Ashland Inc.	138,875
36,812	Dow Chemical Co.	1,688,198
35,467	E.I. du Pont de Nemours & Co.	1,753,134
3,206	Eastman Chemical Co.	203,036
6,727	Ecolab Inc.	289,261
4,385	Hercules Inc. *	85,683
2,980	International Flavors & Fragrances Inc.	140,716
20,860	Monsanto Co.	1,146,465
6,306	PPG Industries Inc.	443,375
12,296	Praxair Inc.	774,156
5,397	Rohm & Haas Co.	279,133
5,067	Sigma-Aldrich Corp.	210,382

	Total Chemicals	7,767,022

Construction Materials — 0.1%
3,647	Vulcan Materials Co.	424,803

Containers & Packaging — 0.2%
3,935	Ball Corp.	180,420
3,986	Bemis Co. Inc.	133,092
5,069	Pactiv Corp. *	171,028
6,186	Sealed Air Corp.	195,478
4,056	Temple-Inland Inc.	242,305

	Total Containers & Packaging	922,323

Metals & Mining — 0.9%
33,372	Alcoa Inc.	1,131,311
3,892	Allegheny Technologies Inc.	415,237
14,537	Freeport-McMoRan Copper & Gold Inc., Class B Shares	962,213
17,307	Newmont Mining Corp.	726,721
11,496	Nucor Corp.	748,735
4,549	United States Steel Corp.	451,124

	Total Metals & Mining	4,435,341

Paper & Forest Products — 0.3%
17,381	International Paper Co.	632,668

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Paper & Forest Products — 0.3% (continued)

6,990	MeadWestvaco Corp.	$215,572
8,102	Weyerhaeuser Co.	605,543

	Total Paper & Forest Products	1,453,783

	TOTAL MATERIALS	15,003,272

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.1%
239,569	AT&T Inc.	9,446,206
4,293	CenturyTel Inc.	194,001
13,008	Citizens Communications Co.	194,470
5,801	Embarq Corp.	326,886
60,146	Qwest Communications International Inc. *	540,712
111,674	Verizon Communications Inc.	4,234,678
18,477	Windstream Corp.	271,427

	Total Diversified Telecommunication Services	15,208,380

Wireless Telecommunication Services — 0.6%
13,826	ALLTEL Corp.	857,212
111,395	Sprint Nextel Corp.	2,112,049

	Total Wireless Telecommunication Services	2,969,261

	TOTAL TELECOMMUNICATION SERVICES	18,177,641

UTILITIES — 3.7%
Electric Utilities — 1.9%
6,341	Allegheny Energy Inc. *	311,597
15,177	American Electric Power Co. Inc.	739,879
48,307	Duke Energy Corp.	980,149
12,520	Edison International	615,108
7,603	Entergy Corp.	797,707
25,720	Exelon Corp.	1,767,221
12,251	FirstEnergy Corp.	811,506
15,566	FPL Group Inc.	952,172
2,883	Integrys Energy Group Inc.	160,035
3,829	Pinnacle West Capital Corp.	184,749
14,763	PPL Corp.	603,807
9,839	Progress Energy Inc.	496,279
28,742	Southern Co.	1,053,394

	Total Electric Utilities	9,473,603

Gas Utilities — 0.1%
1,720	Nicor Inc.	83,283
3,306	Questar Corp.	294,928

	Total Gas Utilities	378,211

Independent Power Producers & Energy Traders — 0.5%
25,258	AES Corp. *	543,552
6,913	Constellation Energy Group Inc.	601,085
14,415	Dynegy Inc., Class A Shares *	133,483
17,586	TXU Corp.	1,127,263

	Total Independent Power Producers & Energy Traders	2,405,383

Multi-Utilities — 1.2%
7,859	Ameren Corp.	395,308
12,352	CenterPoint Energy Inc.	221,595
8,550	CMS Energy Corp.	152,190
9,910	Consolidated Edison Inc.	506,005
13,390	Dominion Resources Inc.	1,188,630
6,807	DTE Energy Co.	326,055
6,729	KeySpan Corp.	276,898
10,522	NiSource Inc.	257,158
13,403	PG&E Corp.	646,963
9,755	Public Service Enterprise Group Inc.	810,055

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	March 31, 2007

Shares	Security	Value

Multi-Utilities — 1.2% (continued)

10,067	Sempra Energy	$614,188
8,059	TECO Energy Inc.	138,695
15,574	Xcel Energy Inc.	384,522

	Total Multi-Utilities	5,918,262

	TOTAL UTILITIES	18,175,459

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $373,987,221)	487,656,248

Face Amount

SHORT-TERM INVESTMENTS(a) — 1.2%
U.S. Government Obligation — 0.1%
$480,000	U.S. Treasury Bills, 4.972% due 6/14/07(b)(c) (Cost - $475,221)	475,250

Repurchase Agreement — 1.1%
5,371,000	State Street Bank & Trust Co. dated 3/30/07, 4.670% due 4/2/07; Proceeds at maturity - $5,373,090; (Fully collateralized by U.S. Treasury Bond, 5.250% due 2/15/29; Market value - $5,481,443) (Cost - $5,371,000)	5,371,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,846,221)	5,846,250

	TOTAL INVESTMENTS — 99.7% (Cost — $379,833,442#)	493,502,498
	Other Assets in Excess of Liabilities — 0.3%	1,246,160

	TOTAL NET ASSETS — 100.0%	$494,748,658

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$142,035,530
Gross unrealized depreciation	(28,366,474)

Net unrealized appreciation	$113,669,056

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2007, the Fund had the following open futures contracts:

Contracts to Buy:	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

S&P 500 Index	26	6/07	$9,209,831	$9,302,800	$92,969

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 29, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust – Legg Mason Partners S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 29, 2007	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer